Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Goodwill and Other Intangible Assets

 Note 15 | Goodwill and intangible assets

		Intangible assets
		Customer		Trade
	Goodwill	relationships[1]	Technology[4]	names	Other	Total
Useful life range (years)	n/a	5 – 15	2 – 25	3 – 15²	1 – 30
Carrying amount – December 31, 2024	12,043	794	835	33	157	1,819
Additions	‐	‐	132	‐	13	145
Foreign currency translation and other	93	(18)	4	‐	15	1
Amortization[3]	‐	(135)	(114)	(6)	(43)	(298)
Carrying amount – December 31, 2025	12,136	641	857	27	142	1,667
Balance – December 31, 2025 is composed of:
Cost	12,517	1,995	1,472	143	681	4,291
Accumulated amortization and impairment	(381)	(1,354)	(615)	(116)	(539)	(2,624)
Carrying amount – December 31, 2025	12,136	641	857	27	142	1,667
Carrying amount – December 31, 2023	12,114	1,061	843	98	215	2,217
Additions	‐	‐	152	‐	3	155
Foreign currency translation and other	(71)	(19)	12	(6)	1	(12)
Amortization[3]	‐	(162)	(124)	(8)	(47)	(341)
Impairment	‐	(86)	(48)	(51)	(15)	(200)
Carrying amount – December 31, 2024	12,043	794	835	33	157	1,819
Balance – December 31, 2024 is composed of:
Cost	12,381	1,981	1,406	144	656	4,187
Accumulated amortization and impairment	(338)	(1,187)	(571)	(111)	(499)	(2,368)
Carrying amount – December 31, 2024	12,043	794	835	33	157	1,819

1  The average remaining amortization period of customer relationships as at December 31, 2025, was approximately 4 years.

2  Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.

3  Amortization of $242 million was included in selling expenses during the year ended December 31, 2025 (2024 – $276 million).

4  The average remaining amortization period of technology with a carrying amount of $598 million as at December 31, 2025 (2024 – $529 million) is 25 years.

Goodwill impairment testing

Goodwill by CGU or group of CGUs at December 31	2025	2024
Retail – North America	7,006	6,961
Retail – Australia	587	539
Potash	154	154
Nitrogen	4,389	4,389
	12,136	12,043

We performed our annual impairment test on goodwill and did not identify any impairment.

In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on post-tax discounted cash flows (five-year or 10-year projections plus a terminal value) and incorporated assumptions an independent market participant would apply. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement . We use our market capitalization (where applicable) and comparative market multiples to ensure discounted cash flow results are reasonable.

The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and forecasted EBITDA. The key forecast assumptions were based on historical data and our estimates of future results from internal sources considering industry and market information.

Retail – North America CGU

During our performance of our annual impairment test, the Retail – North America group of CGUs recoverable amount exceeded its carrying amount by $2.9 billion. Goodwill is more susceptible to impairment risk if there is an increase in the discount rate or a deterioration in business operating results or economic conditions and actual results do not meet our forecasts. A reduction in the terminal growth rate, an increase in the discount rate or a decrease in forecasted EBITDA could cause impairment in the future, as shown in the table below.

	Key assumption	Change required for carrying amount
2025 Annual impairment testing	used in impairment model	to equal recoverable amount
Terminal growth rate (%)	2.3	1.8	Percentage point decrease
Discount rate[1] (%)	7.7	1.2	Percentage point increase
Forecasted EBITDA over forecast period ($ millions)	8,500	12	Percent decrease

1  The discount rate used in the previous measurement at October 1, 2024 was 7.3 percent.

Retail – Australia, Potash, and Nitrogen CGUs

The following table indicates the key assumptions used in testing the remaining groups of CGUs:

	Terminal growth rate (%)		Post-tax discount rate (%)
	2025	2024	2025	2024
Retail – Australia	2.5	2.6	7.6	7.9
Potash	2.0	2.5	7.3	6.3
Nitrogen	2.0	2.3	8.7	7.6